Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments, Current [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

The Company’s current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificate (a)	-	287,500
Certificates of deposit	-	514,336

	-	801,836

The Company’s non-current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Money market account (b)	1,936,454	189,809
Certificates of deposit (a,b)	111,362	3,328,538

	2,047,816	3,518,347

(a)	A guaranteed investment certificate and subsequently a certificate of deposit ($99,690) provide security for the Company’s credit cards.

(b)	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against performance surety bonds, letters of credit and/or promissory notes underlying letters of credit which are used to secure potential costs of reclamation related to those properties. Surety bonds providing $3,884,950 of coverage towards specific reclamation obligations are collateralized by $1,942,475 of the restricted cash at December 31, 2012.